SIGNIFICANT ACCOUNTING POLICIES, Warrant Liability (Details) - Private Warrants [Member]	Dec. 31, 2021 $ / shares	Jun. 29, 2021 $ / shares
Exercise Price [Member]
Key Inputs into Black-Scholes Model [Abstract]
Private Warrants, Measurement Input	11.50	11.50
Underlying Stock Price [Member]
Key Inputs into Black-Scholes Model [Abstract]
Private Warrants, Measurement Input	7.78	10.54
Minimum [Member] | Risk Free Interest Rate [Member]
Key Inputs into Black-Scholes Model [Abstract]
Private Warrants, Measurement Input	0.0107	0.0073
Minimum [Member] | Expected Term [Member]
Key Inputs into Black-Scholes Model [Abstract]
Private Warrants, Measurement Input	3.75	4.26
Minimum [Member] | Expected Volatility [Member]
Key Inputs into Black-Scholes Model [Abstract]
Private Warrants, Measurement Input	0.661	0.653
Maximum [Member] | Risk Free Interest Rate [Member]
Key Inputs into Black-Scholes Model [Abstract]
Private Warrants, Measurement Input	0.0118	0.0089
Maximum [Member] | Expected Term [Member]
Key Inputs into Black-Scholes Model [Abstract]
Private Warrants, Measurement Input	4.50	5.00
Maximum [Member] | Expected Volatility [Member]
Key Inputs into Black-Scholes Model [Abstract]
Private Warrants, Measurement Input	0.686	0.657